Schedule of Bank Borrowings Interest (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Short-Term Debt [Line Items]
Interest expense	$ 10,089	$ 13,275	$ 64,000	$ 75,184
Property Loan [Member]
Short-Term Debt [Line Items]
Interest expense	5,922	7,792	14,766	13,602
Bridging Loan [Member]
Short-Term Debt [Line Items]
Interest expense	4,167	5,483	25,146	36,793
Trust Receipt [Member]
Short-Term Debt [Line Items]
Interest expense			$ 24,088	$ 24,789